Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
15.  Subsequent Events

On July 2, 2012, the Company entered into a private placement transaction (the "July 2012 Private Placement") for $12 million in principal amount of senior convertible notes due on September 1, 2013.  The notes will be convertible at any time at the option of the holders, into shares of the Company's common stock at a conversion price of $0.352 per share.  In the event that the Company issues or sells shares of the Company's common stock for a price per share that is less than the conversion price then in effect, the conversion price then in effect will be decreased to such lower price, subject to customary exceptions.  The notes will bear interest at 8% per annum and be payable in twelve equal monthly installments of principal and interest beginning on October 1, 2012.  Each monthly installment payment may be made in cash, shares of the Company's common stock, or a combination thereof.  If paid in shares, such shares will be valued at the lower of (i) the then applicable conversion price or (ii) a price that is 87.5% of the arithmetic average of the ten (or in some cases fewer) lowest weighted average prices of the Company's common stock during the twenty trading day period ending two trading days before the payment date or the date on which we elect to pay in shares, whichever is lower (the "Measurement Period").  The Company's ability to make such payments with shares of the Company's common stock will be subject to certain conditions including i) a minimum of $250 in average daily trading volume during the Measurement Period, ii) a minimum of $150 in daily trading volume during each day during the Measurement Period, with certain exceptions, and iii) the effectiveness of a resale registration statement with respect to the shares.

As a part of the July 2012 Private Placement, the Company issued warrants to purchase 18,750,000 shares of the Company's common stock at an exercise price of $0.384 per share, and such warrants will be first exercisable within six months of the issuance date thereof.  In the event that the Company issues or sells shares of the Company's common stock at a price per share that is less than the exercise price then in effect, the exercise price of the warrants will be reduced based on a weighted-average formula. In addition, on the two year anniversary of the issuance date, the then applicable exercise price may be reset to equal the lesser of (i) the then current exercise price or (ii) 87.5% of the arithmetic average of the ten lowest weighted average prices of the common stock during the twenty trading day period ending two trading days immediately preceding the reset date.  All of the warrants will expire on July 2, 2017.

On July 11, 2012, the Company paid $1,743 to SAGA and paid off all amounts owed under the SAGA promissory note.